Property, Plant and Equipment, Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₪ 6,674	$ 6,674	₪ 6,654	$ 6,620
Additions	4,508		20
Ending balance	11,182	11,182	6,674	6,674
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,231	5,231	4,610	4,610
Additions	441		621
Ending balance	5,672	5,672	5,231	5,231
Depreciated cost	5,510		1,443
Depreciated translation cost		1,589	375
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,411	3,411	3,410	3,410
Additions	17		1
Ending balance	3,428	3,428	3,411	3,411
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,116	3,116	2,751	2,751
Additions	180		365
Ending balance	3,296	3,296	3,116	3,116
Depreciated cost	132		295
Depreciated translation cost		38	76
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	293	293	293	293
Additions
Ending balance	293	293	293	293
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	160	160	142	142
Additions	17		18
Ending balance	177	177	160	160
Depreciated cost	116		133
Depreciated translation cost		34	35
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	318	318	299	299
Additions	38		19
Ending balance	356	356	318	318
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	287	287	270	270
Additions	23		17
Ending balance	310	310	287	287
Depreciated cost	46		31
Depreciated translation cost		13	8
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,652	2,652	2,652	2,652
Additions
Ending balance	2,652	2,652	2,652	2,652
Leasehold improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,668	1,668	1,447	1,447
Additions	221		221
Ending balance	1,889	1,889	1,668	1,668
Depreciated cost	763		984
Depreciated translation cost		220	256
Factory Leasehold [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Additions	4,453
Ending balance	4,453	4,453
Factory Leasehold [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Additions
Ending balance
Depreciated cost	₪ 4,453
Depreciated translation cost | $		$ 1,284